Income Taxes - Schedule of Federal Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Federal taxes at statutory rate	21.00%	21.00%
State and local taxes, net of federal benefit	2.64%	0.93%
Nondeductible / nontaxable items	(13.05%)	(18.23%)
Valuation allowance	(10.59%)	(3.70%)
Effective income tax rate	0.00%	0.00%